Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	Calvert Responsible Index Series, Inc.
Central Index Key	0001105446
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
Calvert U.S. Large Cap Core Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CSXAX
Calvert U.S. Large Cap Core Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CSXCX
Calvert U.S. Large Cap Core Responsible Index Fund | Class Y
Risk/Return:
Trading Symbol	CISYX
Calvert U.S. Large Cap Core Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CISIX
Calvert U.S. Large Cap Growth Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CGJAX
Calvert U.S. Large Cap Growth Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CGJCX
Calvert U.S. Large Cap Growth Responsible Index Fund | Class Y
Risk/Return:
Trading Symbol	CGJYX
Calvert U.S. Large Cap Growth Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CGJIX
Calvert U.S. Large Cap Value Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CFJAX
Calvert U.S. Large Cap Value Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CFJCX
Calvert U.S. Large Cap Value Responsible Index Fund | Class Y
Risk/Return:
Trading Symbol	CFJYX
Calvert U.S. Large Cap Value Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CFJIX
Calvert U.S. Mid Cap Core Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CMJAX
Calvert U.S. Mid Cap Core Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CMJCX
Calvert U.S. Mid Cap Core Responsible Index Fund | Class Y
Risk/Return:
Trading Symbol	CMJYX
Calvert U.S. Mid Cap Core Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CMJIX
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CDHAX
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CDHCX
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class Y
Risk/Return:
Trading Symbol	CDHYX
Calvert Developed Markets Ex-U.S. Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CDHIX